Related Party Transactions (Details) $ in Millions		12 Months Ended
	Oct. 06, 2020 shares	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	May 29, 2020 USD ($)
Related Party Transaction [Line Items]
Stated amount of borrowing				$ 70.0
Number of financial institutions, debt issued | item		5
Number of financial institutions, considered related party | item		2
Minimum percentage of common stock held by related party, right to nominate one director		10.00%
Interest expense, related party		$ 6.0	$ 31.3
Due to related parties		63.8	$ 71.2
Warrants | Highbridge
Related Party Transaction [Line Items]
Units issued (in shares) | shares	833,333
Warrants | MUDS
Related Party Transaction [Line Items]
Units issued (in shares) | shares	3,222,222
Subordinated notes
Related Party Transaction [Line Items]
Stated amount of borrowing		80.0
Ausenco engineering USA south | Acid POX milling technical study
Related Party Transaction [Line Items]
Related party transaction, amount		1.2
Ausenco engineering USA south | Acid POX milling technical study | Accounts Payable and Accrued Expenses
Related Party Transaction [Line Items]
Related party transaction, amount		$ 0.3